Selling and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling and marketing expenses
Advertising costs	$ (146,449)	$ (266,804)	$ (164,929)
Employee benefits expenses	(6,225)	(3,261)	(827)
Selling and marketing expenses	$ (152,674)	$ (270,065)	$ (165,756)